Related Party Transactions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010
Related Party Transaction [Line Items]
Potential management fee	$ 3
Potential management fee as a percentage of EBITDA	1.25%
Transaction fee received	5
Interest expense on debt acquired by related parties and affiliates	2		8
Apollo And Graham
Related Party Transaction [Line Items]
Management fee	9	9	8
Entities Affiliated With Apollo
Related Party Transaction [Line Items]
Management fee	8	6
Entities Affiliated With Graham
Related Party Transaction [Line Items]
Management fee	$ 1